ACCUMULATED OTHER COMPREHENSIVE LOSS (Tables)	12 Months Ended
Nov. 25, 2018
Equity [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss)

Accumulated other comprehensive income (loss) is summarized below:

	Levi Strauss & Co.					Non- controlling Interest
	Pension and Post- retirement Benefits	Translation Adjustments		Unrealized Gain (Loss) on Marketable Securities
		Net Investment Hedges	Foreign Currency Translation		Total	Foreign Currency Translation	Totals
	(Dollars in thousands)
Accumulated other comprehensive (loss) income at November 29, 2015	$(236,340)	$(18,247)	$(126,359)	$1,880	$(379,066)	$8,965	$(370,101)

Gross changes	(22,925)	(829)	(30,848)	143	(54,459)	468	(53,991)
Tax	7,238	319	(1,291)	(55)	6,211	—	6,211

Other comprehensive income (loss), net of tax	(15,687)	(510)	(32,139)	88	(48,248)	468	(47,780)

Accumulated other comprehensive (loss) income at November 27, 2016	(252,027)	(18,757)	(158,498)	1,968	(427,314)	9,433	(417,881)

Gross changes	30,125	(59,945)	40,151	3,379	13,710	105	13,815
Tax	(10,279)	23,084	(2,283)	(1,299)	9,223	—	9,223

Other comprehensive (loss) income, net of tax	19,846	(36,861)	37,868	2,080	22,933	105	23,038

Accumulated other comprehensive (loss) income at November 26, 2017	(232,181)	(55,618)	(120,630)	4,048	(404,381)	9,538	(394,843)

Gross changes	4,336	21,280	(43,479)	(1,488)	(19,351)	(234)	(19,585)
Tax	(1,178)	(5,549)	5,487	388	(852)	—	(852)
Other comprehensive (loss) income, net of tax	3,158	15,731	(37,992)	(1,100)	(20,203)	(234)	(20,437)

Accumulated other comprehensive (loss) income at November 25, 2018	$(229,023)	$(39,887)	$(158,622)	$2,948	$(424,584)	$9,304	$(415,280)